CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk
Purchases from suppliers	$ 116,541,972	$ 115,585,803	$ 117,721,799
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk
Purchases from suppliers	$ 110,878,694	$ 124,416,060	$ 107,096,492
Concentration risk percentage	98.00%	99.00%	99.00%
Supplier Concentration Risk [Member] | Company X (3rd Party) [Member] | Purchases [Member]
Concentration Risk
Purchases from suppliers	$ 81,605,384	$ 93,832,471	$ 82,189,241
Concentration risk percentage	72.00%	75.00%	76.00%
Supplier Concentration Risk [Member] | Company Y (3rd Party) [Member] | Purchases [Member]
Concentration Risk
Purchases from suppliers	$ 29,273,310	$ 30,583,589	$ 24,907,251
Concentration risk percentage	26.00%	24.00%	23.00%